EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
Net loss attributable to common shareholders	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Weighted average shares outstanding (in shares)					243.2	141.7	141.3
Basic and diluted loss per share (USD per share)					$ (0.16)	$ (0.77)	$ (1.69)
Adjustment for shares exchanged (in shares)	47.4	47.4	47.4	47.4	47.4	47.4	47.4